May 3, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

         Re: The Prudential Individual Variable Contract Account Registration No. 2-80897

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, The Prudential Life Insurance Company, on behalf of the The Prudential Individual Variable Contract Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

                                     Respectfully submitted,


                                /s/  C. Christopher Sprague
                                ------------------------------------------------
                                     C. Christopher Sprague
                                     Vice President, Corporate Counsel
                                     The Prudential Insurance Company of America